Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Accounts receivable	$ 13,177	$ 17,814	$ 13,673
Credit risk | Customer A | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	32.00%	16.00%
Accounts receivable	$ 5,881,000	$ 4,060,000	0
Credit risk | Customer B | China
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%
Accounts receivable	$ 1,858,000	$ 911,000	$ 0
Credit risk | Customer C | China
Disclosure of major customers [line items]
Percentage of entity's revenue		17.00%	29.00%
Accounts receivable	2,526,000	$ 5,352,000	$ 4,870,000
Credit risk | Customer D | China
Disclosure of major customers [line items]
Percentage of entity's revenue			15.00%
Accounts receivable	$ 0	$ 667,600	$ (100,000)